Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Average Recorded Investments in Impaired Loans and Interest Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	¥ 64,932	¥ 50,660	¥ 54,764
Interest income on impaired loans		706	769	624
Interest on impaired loans collected in cash		661	719	499
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	24,721	20,601	17,799
Interest income on impaired loans		446	392	402
Interest on impaired loans collected in cash		403	356	300
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	5,077	4,099	4,143
Interest income on impaired loans		141	133	191
Interest on impaired loans collected in cash		137	129	121
Consumer borrowers | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	3,926	4,020	4,081
Interest income on impaired loans		57	59	60
Interest on impaired loans collected in cash		50	52	52
Consumer borrowers | Consumer - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	15,718	12,482	9,575
Interest income on impaired loans		248	200	151
Interest on impaired loans collected in cash		216	175	127
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	37,103	25,381	30,661
Interest income on impaired loans		121	289	204
Interest on impaired loans collected in cash		119	276	196
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	137	247	210
Interest income on impaired loans		2	7	8
Interest on impaired loans collected in cash		2		8
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	2,954	2,851	4,972
Interest income on impaired loans		0	0	6
Interest on impaired loans collected in cash		0	0	6
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	1,621	1,606	3,549
Interest income on impaired loans		30	38	52
Interest on impaired loans collected in cash		30	38	52
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	5,785	876	2,108
Interest income on impaired loans		0	0	1
Interest on impaired loans collected in cash		0	0	0
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	6,754	5,943	10,698
Interest income on impaired loans		76	106	136
Interest on impaired loans collected in cash		75	95	129
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	19,852	13,858	9,124
Interest income on impaired loans		13	138	1
Interest on impaired loans collected in cash		12	136	1
Purchased loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	3,108	4,678	6,304
Interest income on impaired loans		139	88	18
Interest on impaired loans collected in cash		¥ 139	¥ 87	¥ 3

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.